BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2022
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

23. BUSINESS COMBINATIONS

The Group accounts for business combinations using the acquisition method of accounting, which requires the acquisition cost be allocated to the assets and liabilities of the Group acquired, including separately identifiable intangible assets, based on their estimated fair values. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, with the assistance of an independent valuation firm and management’s experience with similar assets and liabilities. In performing the purchase price allocation, the Group considered the analyses of historical financial performance and estimates of future performance of these companies acquired. Other than these acquisitions mentioned, other acquisition is immaterial for the years ended December 31, 2020, 2021 and 2022.

Acquisition of Shengdu

Founded in 2002 and headquartered in Hangzhou, Shengdu is a full-service home renovation service provider in China.

As discussed in Note 11 (ii), the Group entered into a definitive agreement with Shengdu, pursuant to which the Group agreed to acquire 100% equity interests in Shengdu from its existing shareholders, for a total consideration capped at RMB8 billion consisting of cash and restricted shares, subject to a staggered acquisition arrangement and customary closing conditions, including regulatory approvals. The Group has purchased 6% and 43% of Shengdu’s equity interests with preference rights in December 2021 and January 2022 with consideration amount to RMB480 million and RMB3,440 million in cash, respectively. The Group used measurement alternative to account for the investments. The Group accounted for its obligation to purchase the remaining equity interest of Shengdu when and if certain customary closing conditions are satisfied as a forward contract, which is classified as an asset or liability and measured at fair value, with changes in fair value reported in earnings.

Pursuant to the original term of the definitive agreement signed on July 4, 2021, the group agreed to acquire the remaining 51% equity interest in Shengdu for a total consideration at RMB4,080 million in form of restricted shares, from Shengdu’s selling shareholders. The restricted shares would be settled at an issuance price based on the weighted average closing prices of the Company’s ADSs for 30 consecutive trading days before the closing of the Shengdu acquisition. Due to decline of the Company’s share price during the three months period ended March 31, 2022, the management of the Group renegotiated the consideration with Shengdu. On March 31, 2022, the management of the Group, Shengdu and Shengdu’s selling shareholders agreed to enter into an amended share purchase agreement, in which the Group would acquire Shengdu’s remaining 51% equity interest by issuing 44,315,854 restricted Class A Ordinary Shares to the selling shareholders of Shengdu as the consideration. Before and after the amendment, the restricted shares issued to the selling shareholders who are key employee of Shengdu are subject to a 3 years’ service period. That is, if the selling shareholders left the Company within 3 years after the closing of the acquisition, the Group has the option to purchase the unvested restricted shares held by the selling shareholder without consideration. As such, the restrict shares issued are accounted for as post-combination compensation cost but not included in the purchase price. Total fair value of restricted shares granted was RMB1,217 million, out of which RMB284 million was recognized as share-based compensation expenses during the year ended December 31, 2022. Please refer to Note 19 for details.

23. BUSINESS COMBINATIONS (CONTINUED)

On April 20, 2022, the Group issued 44,315,854 restricted Class A Ordinary Shares to the Shengdu’s selling shareholders and acquired Shengdu’s remaining 51% equity interest on April 20, 2022. As a result, the 100% equity interest of Shengdu was acquired by the Group. The Group began to consolidate its financial statements following the completion of the transaction. At the acquisition date, the Group remeasured the investment on the acquired 49% equity interest of Shengdu to the fair value of RMB2,489.2 million and the forward to the fair value of RMB1,374.1 million, which were determined based on a discounted cash flow analysis. Significant assumptions used in the discounted cash flows include revenue growth rates and discount rate. During the year ended December 31, 2022, RMB57 million loss was recorded in “Fair value changes in investments, net” in the consolidated statements of comprehensive income (loss).

The acquisition was structured as a merger in which Shengdu became a wholly owned subsidiary of the Company. Shengdu’s businesses have been added to the home renovation and furnishing segment. The acquisition enables the Group to realize the strategic synergies across the industry chain, and further strengthen the Group’s capabilities in providing better home renovation and furnishing services to satisfy the evolving needs of housing customers. Acquisition related costs incurred were not material.

Acquisition of Shengdu (Continued)

The following table presents the determination of the fair value of identifiable assets acquired and liabilities assumed from the Group’s acquisition of Shengdu. Fair value estimates are based on a complex series of judgments about future events and uncertainties and rely heavily on estimates and assumptions. The judgments used to determine the estimated fair value assigned to each class of assets acquired and liabilities assumed, as well as asset lives, can materially impact the Company’s results of operations.

Amounts
RMB
(in thousands)
Cash and cash equivalents	437,658
Restricted cash	2,106
Short term investments	1,004,314
Accounts receivable and contract assets, net	179,804
Prepayments, receivables and other assets	404,196
Property, plant and equipment, net	332,923
Right-of-use assets	530,653
Long-term investments, net	45,661
Intangible assets	1,050,523
Deferred tax assets	40,592
Goodwill	3,060,775
Accounts payable	(551,299)
Salary and welfare payable	(487,205)
Income taxes payable	(16,388)
Lease liabilities current portion	(83,115)
Contract liability	(1,126,951)
Accrued expenses and other current liabilities	(330,900)
Lease liabilities non-current portion	(359,763)
Deferred tax liabilities	(270,244)
Total	3,863,340
Total purchase price is comprised of:
Cash consideration	3,920,000
Forward loss	(56,660)
Total	3,863,340

23. BUSINESS COMBINATIONS (CONTINUED)

RMB3,362.3 million cash consideration was paid during the year ended December 31, 2022, net of cash acquired, which is included in the cash used for the acquisition of businesses, net of cash acquired line item in the Consolidated Statement of Cash Flows. RMB120.0 million cash consideration was paid in the year ended December 31, 2021 relating to this staggered acquisition.

In connection with the Shengdu transaction, the Company recorded goodwill of RMB3,060.8 million, which is attributable primarily to expected synergies, expanded market opportunities, and other expected benefits that the Company believes it will result from combining its operations with the operations of Shengdu. The incremental goodwill created as a result of the acquisition is not deductible for tax purposes. Goodwill has been allocated to the home renovation and furnishing segment.

The total revenue and net loss from Shengdu that are included in the Group’s consolidated statement of comprehensive income (loss) for the year ended December 31, 2022 were RMB4,311.3 million and RMB189.3 million, respectively.

Acquisition of Shengdu (Continued)

The purchase price allocation to identifiable intangible asset acquired is as follows:

	Estimated	Estimated
	fair value	useful life
RMB
	(in thousands)	(in years)
Trademark	1,049,500	10

The fair value of the trademark was estimated using the multi-period excess earnings method. Significant judgment was exercised in determining the fair value of the trademark intangible asset acquired, which involved the use of assumptions related to revenue growth rates and discount rate of the acquired business. The discount rate was determined by considering the cost of capital of comparable businesses and other industry factors. Trademark acquired is amortized using a straight-line method that reflects the pattern in which economic benefits of the intangible assets are consumed.

The following unaudited pro forma consolidated financial information reflects the combined results of operations of the Group and Shengdu for the year ended December 31, 2022, as if the acquisition of Shengdu had occurred on January 1, 2021, and after giving effect to purchase accounting adjustments. These unaudited pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place as of the beginning of the years presented and may not be indicative of future operating results.

	For the Year Ended December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Net revenue	85,025,298	61,845,478
Net income (loss)	(713,891)	(1,569,819)

The unaudited pro forma net loss for the years presented includes RMB78.7 million for the amortization of identifiable intangible asset net of tax for each year. The relevant tax impact was determined using the actual effective income tax rate of Shengdu for each presented year.

Other acquisitions

During the year ended December 31, 2022, the Group also acquired several small real estate agency companies in several cities which primarily operated existing home transaction services and new home transaction services in the PRC, and one home renovation company. All these acquisitions individually and in aggregate were not material.